Organization and description of business (Acquisition of Honesty Group Holdings Limited) (Details)					1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 12, 2010	Mar. 11, 2010	Mar. 12, 2010 Honesty Group [Member]
Business Acquisition [Line Items]
Shares exchange transaction with Honesty Group					14,300,000
Common stock, shares outstanding	17,660,356	17,465,356	16,094,756	5,299,126
Common stock, shares issued	17,660,356	17,465,356	16,094,756	5,299,126
Ownership percentage					100.00%